Segment Information (Schedule of Identifiable Assets, Depreciation and Capital Investment by Segment) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Identifiable assets	¥ 7,822,870	¥ 8,358,057	¥ 6,403,316
Depreciation (including intangibles other than goodwill)	367,006	298,014	364,738
Capital investment (including intangibles other than goodwill)	452,185	464,319	534,044
Digital AVC Networks [Member]
Identifiable assets	2,034,376	2,127,042	2,016,112
Depreciation (including intangibles other than goodwill)	88,469	85,364	142,026
Capital investment (including intangibles other than goodwill)	174,722	258,999	250,891
Home Appliances [Member]
Identifiable assets	667,677	724,955	758,426
Depreciation (including intangibles other than goodwill)	27,867	31,368	38,730
Capital investment (including intangibles other than goodwill)	35,874	37,456	59,234
PEW and PanaHome [Member]
Identifiable assets	1,272,345	1,252,243	1,258,465
Depreciation (including intangibles other than goodwill)	42,197	49,180	51,906
Capital investment (including intangibles other than goodwill)	50,031	33,918	45,059
Components and Devices [Member]
Identifiable assets	745,281	772,457	857,582
Depreciation (including intangibles other than goodwill)	62,797	71,551	93,338
Capital investment (including intangibles other than goodwill)	77,201	86,268	138,946
SANYO [Member]
Identifiable assets	2,059,701	2,435,829
Depreciation (including intangibles other than goodwill)	117,398	28,877
Capital investment (including intangibles other than goodwill)	90,094	33,487
Other [Member]
Identifiable assets	276,506	239,736	216,411
Depreciation (including intangibles other than goodwill)	10,315	11,004	14,176
Capital investment (including intangibles other than goodwill)	8,066	7,988	12,262
Corporate and Eliminations [Member]
Identifiable assets	766,984	805,795	1,296,320
Depreciation (including intangibles other than goodwill)	17,963	20,670	24,562
Capital investment (including intangibles other than goodwill)	¥ 16,197	¥ 6,203	¥ 27,652